[EATON VANCE LOGO APPEARS HERE]


                                                  [PHOTO OF WALL WITH THE WORD
                                                 "EDUCATION" ON IT APPEARS HERE]



Semiannual Report June 30, 1997




                                  EATON VANCE

                                   TAX FREE

                                   RESERVES


[PHOTO OF HIGHWAY APPEARS HERE]



                                  Eaton Vance
                     Global Management:Global Distribution







[PHOTO OF BRIDGE APPEARS HERE]

Eaton Vance Tax Free Reserves as of June 30, 1997


INVESTMENT UPDATE

[PHOTO OF DOZIER GARDNER APPEARS HERE]

M.Dozier Gardner,
President


Investment Environment
-------------------------------------------------------------------------------

   The Economy

 . During the first half of 1997,economic conditions in the U.S. were very favorable as the economy's expansion continued into its seventh year. Gross Domestic Product (GDP), the primary benchmark for measuring economic growth, increased at an annualized rate of 4.9% during the first quarter. In the second quarter, the economy slowed somewhat, with advance estimates showing an annualized GDP increase of 2.2%.

 . Unemployment remained low throughout the period. It ranged from 5.4% in January, 1997 to 5.0% in June, and hit a 24-year low of 4.8% in May.

 . The continued growth of the economy, combined with a tight labor market, has caused concern that inflation may increase. Thus far this has not occurred. During the first half of 1997, the Consumer Price Index (CPI) rose at an annual rate of only 1.4%, the slowest rate of increase since 1986.

   The Market

 .  The six-month period was a fairly quiet and stable one for short-term bonds.
   The exception was an increase in the Federal Funds target rate by 0.25% to 5.50% on March 25.

 . The Fed Funds rate is the rate for interbank overnight loans and serves as a key interest rate barometer.

The Fund
-------------------------------------------------------------------------------

   The Past Six Months

 .  During the six months ended June 30, 1997, shareholders of Eaton Vance Tax
   Free Reserves received $0.0153 in income dividends, all free from federal income tax./1/

 . Based on the last monthly dividend paid and the Fund's $1.00 share price, its distribution rate was 3.2% on June 30, 1997.

 . To equal that rate, a shareholder in the 36% federal income tax bracket would need a yield of 5.0% from a taxable investment.

   About Eaton Vance Tax Free Reserves

 . Eaton Vance Tax Free Reserves invests only in dollar-denominated, high-quality securities which present minimal credit risk./2/

 . To attain this goal, the Fund seeks to invest in short-term obligations which are rated in one of the two highest short-term ratings categories.

 . Tax rates continue to burden investors who seek to maximize their after-tax investment dollars. A money market mutual fund that invests in high-quality investments, free of federal taxation, can be a sensible way to earn income while preserving capital and maintaining liquidity.


--------------------------------------------------------------------------------
/1/ A portion of the Fund's income could be subject to federal alternative minimum tax.

/2/ An investment in the Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has no sales charge.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

Eaton Vance Tax Free Reserves as of June 30, 1997
PORTFOLIO OF INVESTMENTS (Unaudited)


Tax-Exempt Investments -- 97.1%


Ratings (Unaudited)
------------------------------ Principal
                               Amount
Moody's/S&P     Moody's/S&P    (000
Short-Term      Long-Term      omitted)  Security                        Value
-----------------------------------------------------------------------------------------
Commercial Paper -- 11.4%
-----------------------------------------------------------------------------------------
VMIG1/A-1+      Aa2/AA-           $3,500 CT HEFA Yale University
                                         Municipal Parking, 3.55%,
                                         7/9/97                              $3,500,000
P-1/A-1+        Aa1/AA             1,000 Jacksonville Electric
                                         Authority, 3.65%, 9/2/97             1,000,000
P-1/A-1+        Aa1/AA             1,400 Jacksonville Electric
                                         Authority, 3.75%, 9/8/97             1,400,000
NR/A-1+         NR/AA              1,500 Lincoln, NE Electric, 3.70%,
                                         8/7/97                               1,500,000
-----------------------------------------------------------------------------------------
                                                                             $7,400,000
-----------------------------------------------------------------------------------------

General Obligation Notes/Bonds -- 13.4%
-----------------------------------------------------------------------------------------
MIGI/SP1+       Aaa/AAA           $1,000 Iowa State School District
                                         Cash Anticipation Program,
                                         Series 1997, 4.25%, 1/30/98         $1,003,372
MIG1/SP1+       Aaa/AAA            2,000 Iowa State School District
                                         Cash Anticipation Program,
                                         Series 1997, 4.50%, 6/26/98          2,013,295
NR/NR           Aaa/AAA            2,000 Lewisville, TX Independent
                                         School District, Series 1996,
                                         3.75%, 8/15/97                       1,999,592
NR/NR           Aa1/AA+            2,325 Seattle, WA, Series 1996E,
                                         3.60%, 10/1/97                       2,325,830
NR/NR           Aaa/AAA              300 Spring Grove, PA Area School
                                         District, Series 1996, 3.75%,
                                         11/15/97                               300,105
NR/NR           Aaa/AAA            1,000 Washington Suburban
                                         Sanitation District, Series
                                         1987, 7.50%, 12/1/97                 1,036,076
-----------------------------------------------------------------------------------------
                                                                             $8,678,270
-----------------------------------------------------------------------------------------

Revenue Notes/Bonds -- 9.5%
-----------------------------------------------------------------------------------------
NR/NR           Aaa/AAA             $300 Bucks County, PA Technical
                                         School, 3.90%, 8/15/97                $300,070
NR/NR           Aa/AA-             1,000 Indianapolis Industry Local
                                         Public Improvement, Series
                                         1992, 4.75%, 7/1/97                  1,000,000
NR/NR           Aaa/AAA            1,250 Metropolitan Transport
                                         Authority, Series 1987,              1,275,000
                                         8.50%, 7/1/17
NR/NR           Aaa/AAA              500 North Wales, PA Water
                                         Authority, Series 1995,
                                         4.00%, 11/1/97                         500,565
NR/NR           Aaa/NR               550 Ohio State Higher Educational
                                         Facility Commission, Series
                                         1987, 9.25%, 10/1/97                   568,283
MIG1/NR         A1/AA-             2,500 Pennsylvania State
                                         University, Series 1996,
                                         4.50%, 11/25/97                      2,510,093
-----------------------------------------------------------------------------------------
                                                                             $6,154,011
-----------------------------------------------------------------------------------------

Variable Rate Demand Obligations -- 62.8%
-----------------------------------------------------------------------------------------
VMIG1/A-1+      Aa3/AA            $2,600 Albuquerque, NM Gross
                                         Receipts, Series 1991, 4.20%,       $2,600,000
                                         7/1/22
VMIG1/A-1+      Aaa/AAA            1,000 Burke County Development
                                         Authority Pollution, Series
                                         1994, 4.15%, 1/1/19                  1,000,000
VMIG1/A-1+      Aa3/AA-            2,000 Chicago, IL Obligation Hare
                                         International Airport, Series
                                         1994, 4.10%, 1/1/18                  2,000,000
VMIG1/A-1+      Aaa/AAA            1,000 Colorado Health Facilities
                                         Authority, Series 1989,
                                         4.15%, 10/1/14                       1,000,000
VMIG1/A-1+      Aa1/AAA            2,800 Connecticut State Development
                                         Authority, Series 1993,
                                         4.05%, 9/1/28                        2,800,000
VMIG1/A-1+      Aa2/AA-            2,200 Connecticut State Special Tax
                                         Revenue Obligation, Series
                                         1990, 4.10%, 12/1/10                 2,200,000
VMIG1/A-1+      Aaa/AAA            2,500 Eddy County, NM Pollution,
                                         Series 1993, 4.15%, 2/1/03           2,500,000
VMIG1/A-1+      Aa2/AA-            1,300 Fort Wayne, IN Hospital
                                         Authority, Series 1985,
                                         4.15%, 1/1/16                        1,300,000
VMIG1/A-1+      Aa2/AA+              900 Fulton County, GA Development
                                         Authority, Series 1990,
                                         4.20%, 8/1/05                          900,000
VMIG1/A-1+      Aa3/AA-              845 Fulton County, GA Residential
                                         Care, Series 1989, 4.20%,
                                         10/1/99                                845,000
VMIG1/A-1+      Aaa/AAA            1,000 Illinois State Bridge & Toll
                                         Road Highway Authority,
                                         Series 1993, 4.15%, 1/1/10           1,000,000
P-1/A-1+        NR/AAA             2,600 Kansas City, MO Industrial
                                         Development Authority, Series
                                         1995, 4.15%, 9/1/25                  2,600,000
VMIG1/A-1+      Aa1/AA+            3,700 Memphis, TN, Series 1995A,
                                         4.15%, 8/1/07                        3,700,001



                       See notes to financial statements

Eaton Vance Tax Free Reserves as of June 30, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Ratings (Unaudited)
------------------------------ Principal
                               Amount
Moody's/S&P     Moody's/S&P    (000
Short-Term      Long-Term      omitted)  Security                        Value
--------------------------------------------------------------------------------------------
Variable Rate Demand Obligations (continued)
--------------------------------------------------------------------------------------------
VMIG1/A-1+      Aa3/AA-         $  1,360 Metro Government Nashville
                                         and Davidson County, TN,
                                         Series 1989, 4.20%, 5/1/09      $    1,360,000
VMIG1/A-1+      Aa2/AA             1,015 Minnesota State Higher
                                         Education, Series 1994,
                                         4.15%, 12/1/00                       1,015,000
VMIG1/A-1+      Aaa/AAA              800 Montgomery County, PA Higher
                                         Education and Health, Series
                                         1988, 4.15%, 9/1/18                    800,000
VMIG1/A-1+      Aa2/AA             1,100 North Carolina Medical Care,
                                         Series 1992, 4.15%, 6/1/22           1,100,000
VMIG1/A-1+      Aa2/AA+            1,700 North Carolina Medical Care,
                                         Series 1995, 4.15%, 9/1/02           1,700,000
VMIG1/A-1+      Aa3/AA-            3,500 Port Corpus Christi, TX
                                         Industrial, Series 1997,             3,500,000
                                         4.15%, 4/1/18
VMIG1/A-1+      Aa3/AA-            1,400 Port Development Corp., Texas
                                         Marine Terminal, Series 1989,
                                         4.20%, 1/15/14                       1,400,000
MIG1/A-1+       NR/AA-             2,270 Putnam County, FL Development
                                         Authority, Series 1984,
                                         4.20%, 3/15/14                       2,270,000
VMIG1/A-1+      Aaa/AAA            1,000 Rock Hill, SC Utility System
                                         Revenue, Series 1994, 4.15%,
                                         1/1/22                               1,000,000
VMIG1/A-1+      Aa1/AA+            2,200 South Carolina Jobs Economic
                                         Development, Series 1995,
                                         4.15%, 8/1/17                        2,200,000
--------------------------------------------------------------------------------------------
                                                                         $   40,790,001
--------------------------------------------------------------------------------------------

Total Tax-Exempt Investments -- 100%
     (identified cost $63,022,282)                                       $   63,022,282/(1)/
--------------------------------------------------------------------------------------------

Other Assets, Less Liabilities -- 2.9%                                   $    1,854,851
--------------------------------------------------------------------------------------------

Net Assets -- 100%                                                       $   64,877,133
--------------------------------------------------------------------------------------------

At June 30, 1997, the concentration of the Fund's investments in various states, determined as a percentage of total investments, is as follows:

                        Texas                                     11.4%
                        Colorado                                  10.4
                        Others (less than 10% individually)       78.2

/(1)/  Cost for Federal income tax purposes is the same.


                       See notes to financial statements

Eaton Vance Tax Free Reserves  as of June 30, 1997

FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities


As of June 30, 1997
Assets
-------------------------------------------------------------------------
Investments, at value (Note 1A)                              $63,022,282
Cash                                                           1,635,213
Interest receivable                                              409,130
-------------------------------------------------------------------------
Total assets                                                 $65,066,625
-------------------------------------------------------------------------


Liabilities
-------------------------------------------------------------------------
Payable for Fund shares redeemed                             $     7,118
Distributions payable                                            177,474
Payable to affiliate for Trustees' fees (Note 3)                      42
Accrued expenses                                                   4,858
-------------------------------------------------------------------------
Total liabilities                                            $   189,492
-------------------------------------------------------------------------


Net Assets for 64,895,141 shares of beneficial
interest outstanding                                         $64,877,133
-------------------------------------------------------------------------


Sources of Net Assets
-------------------------------------------------------------------------
Paid-in capital                                              $64,895,141
Accumulated net realized loss on investment
    transactions (computed on the basis of identified
    cost)                                                        (18,008)
-------------------------------------------------------------------------
Total                                                        $64,877,133
-------------------------------------------------------------------------


Net Asset Value, Offering Price and
Redemption Price Per Share
-------------------------------------------------------------------------
($64,877,133 / 64,895,141 shares of
    beneficial interest outstanding)                         $      1.00
-------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
June 30, 1997
Investment Income (Note 1B)
-------------------------------------------------------------------------
Interest                                                     $ 1,184,810
-------------------------------------------------------------------------
Total investment income                                      $ 1,184,810
-------------------------------------------------------------------------


Expenses
-------------------------------------------------------------------------
Investment adviser fee (Note 3)                              $   168,528
Custodian fee (Note 1E)                                           17,540
Compensation of Trustees not members of the
    Investment Adviser's organization (Note 3)                        13
Legal and accounting services                                      7,988
Transfer and dividend disbursing agent fees                        7,197
Interest expense                                                   7,079
Printing and postage                                               7,042
Registration fees                                                  7,034
Miscellaneous                                                      2,321
-------------------------------------------------------------------------
Total expenses                                               $   224,742
-------------------------------------------------------------------------
Deduct --
-------------------------------------------------------------------------
    Preliminary reduction of investment adviser fee
        (Note 3)                                             $    57,528
    Reduction of custodian fee (Note 1E)                          17,540
-------------------------------------------------------------------------
Total expense reductions                                     $    75,068
-------------------------------------------------------------------------

Net expenses                                                 $   149,674
-------------------------------------------------------------------------

Net investment income                                        $ 1,035,136
-------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
-------------------------------------------------------------------------
Net realized gain (loss) on investment transactions
    (identified cost basis)                                  $    (1,479)
-------------------------------------------------------------------------
Net realized loss on investment transactions                 $    (1,479)
-------------------------------------------------------------------------

Net increase in net assets  from operations                  $ 1,033,657
-------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                           Six Months Ended
Increase (Decrease)                        June 30, 1997              Year Ended
in Net Assets                              (Unaudited)                December 31, 1996
----------------------------------------------------------------------------------------
From operations --
     Net investment income                   $    1,035,136            $      1,873,534
     Net realized gain (loss) on
         investment transactions                     (1,479)                      3,779
Distributions to shareholders (Note 2)--
     From net investment income                  (1,035,136)                 (1,873,534)
----------------------------------------------------------------------------------------
Net increase (decrease) in net assets
     from operations                         $       (1,479)           $          3,779
----------------------------------------------------------------------------------------
Transactions in shares of beneficial
     interest at Net Asset Value of
     $1.00 per share (Note 4) --
     Proceeds from sale of shares            $  113,753,634            $    164,099,713
     Net asset value of shares issued
         to shareholders in payment of
         distributions declared                     544,484                   1,236,374
     Cost of shares redeemed                    (72,774,242)               (165,897,527)
----------------------------------------------------------------------------------------
Net increase (decrease) in net
     assets from Fund share transactions     $   41,523,876            $       (561,440)
----------------------------------------------------------------------------------------

Net increase (decrease) in net assets        $   41,522,397            $       (557,661)
----------------------------------------------------------------------------------------


Net Assets
----------------------------------------------------------------------------------------
At beginning of period                       $   23,354,736            $     23,912,397
----------------------------------------------------------------------------------------
At end of period                             $   64,877,133            $     23,354,736
----------------------------------------------------------------------------------------

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of June 30, 1997

FINANCIAL STATEMENTS CONT'D

Financial Highlights


                                          Six Months
                                          Ended                                       Year Ended December 31,
                                          June 30, 1997      -----------------------------------------------------------------
                                         (Unaudited)          1996         1995          1994          1993          1992
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     1.00      $    1.00     $    1.00     $    1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment income                      $ 0.015021      $ 0.030316    $ 0.034693   $ 0.023548    $ 0.018399    $ 0.023468
------------------------------------------------------------------------------------------------------------------------------
Total income from operations               $ 0.015021      $ 0.030316    $ 0.034693   $ 0.023548    $ 0.018399    $ 0.023468
------------------------------------------------------------------------------------------------------------------------------


Less distributions
------------------------------------------------------------------------------------------------------------------------------
From net investment income                 $(0.015021)     $(0.030316)   $(0.034693)  $(0.023548)   $(0.018399)   $(0.023468)
------------------------------------------------------------------------------------------------------------------------------
Total distributions                        $(0.015021)     $(0.030316)   $(0.034693)  $(0.023548)   $(0.018399)   $(0.023468)
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period             $     1.00      $     1.00    $     1.00    $    1.00    $     1.00    $     1.00
------------------------------------------------------------------------------------------------------------------------------

Total Return /(1)/                               1.54%           3.08%         3.53%        2.36%         1.86%         2.36%
------------------------------------------------------------------------------------------------------------------------------

Ratios/Supplemental Data+
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)    $   64,877      $   23,355    $   23,912    $  29,021    $   60,247    $   44,337
Ratio of interest expense to average
    daily net assets                             0.02%*          0.02%         0.05%        0.07%         0.03%         0.06%
Ratio of other expenses to average
    daily net assets /(2)/                       0.48%*          0.33%         0.34%        0.47%         0.62%         0.53%
Ratio of other expenses to average
    net assets after custodian fee
    reduction                                    0.45%*          0.27%           --           --            --            --
Ratio of net investment income to
    average daily net assets                     3.10%*          3.04%         3.47%        2.27%         1.82%         2.34%

*   The operating expenses of the Fund may reflect a reduction of the Investment Adviser fee, an allocation of expenses to the
    Investment Adviser, or both. Had such actions not been taken, the ratios and net investment income per share would have been as follows:
Ratios (as a percentage of average daily net assets):
    Other expenses /(2)/                         0.65%+          0.69%         0.73%        0.87%         0.82%         0.92%
    Other expenses after custodian
       fee reduction                             0.60%+          0.63%           --           --            --            --
    Net investment income                        2.92%+          2.66%         3.02%        1.88%         1.65%         2.01%
Net investment income per share            $ 0.014148      $ 0.026626    $ 0.030291    $0.018948     $0.016668     $0.020133


 Leverage Analysis
------------------------------------------------------------------------------------------------------------------------------
Amount of debt outstanding at end of
    year                                   $       --      $       --    $1,266,000    $6,117,000    $2,428,000    $      --
Average daily balance of debt
    outstanding during year                $  152,928      $  116,757    $  279,586    $  440,145    $ 285,000     $ 367,000
Average weekly balance of shares
    outstanding during year                67,429,454      61,730,866    51,107,215    40,463,382    48,697,998   38,904,763
Average amount of debt per share
    during year                            $    0.002      $    0.002    $    0.005    $   0.011     $   0.006     $   0.009
------------------------------------------------------------------------------------------------------------------------------

+   Annualized.
/(1)/ Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the record date. Total return is computed on a non-annualized basis.

/(2)/ The expense ratios for the years ended December 31, 1995 and periods thereafter have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Fund to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the periods ended on or before December 31, 1994 have not been adjusted to reflect this change.

                       See notes to financial statements

Eaton Vance Tax Free Reserves as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited)


1  Significant Accounting Policies
   ----------------------------------------------------------------------------
   Eaton Vance Mutual Funds Trust (the Trust) is a entity of the type known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (1940 Act), as amended, as an open-end management investment company. The Trust presently consist of fifteen Funds, of which Eaton Vance Tax Free Reserves (the Fund) is one. The Fund is registered under the 1940 Act, as amended, as an open-end management investment company. The Fund seeks to earn as high a rate of income exempt from regular federal income tax while preserving capital and maintaining liquidity. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

   A Investment Valuations -- The Trustees have determined that the best method currently available for valuing portfolio investments is amortized cost. The Fund's use of the amortized cost method to value its portfolio investments is subject to the Fund's compliance with certain conditions as specified under Rule 2a-7 of the Investment Company Act of 1940.

   B Interest Income -- Interest income consists of interest accrued, adjusted for amortization of any discount or premium, on the investments of the Fund, accrued ratably to the date of maturity or call.

   C Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and to distribute to shareholders each year all of its net investment income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary. At December 31, 1996, the Fund, for federal income tax purposes, had a capital loss carryover of $16,529, which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Such capital loss carryover will expire on December 31, 2002. Dividends paid by the Fund from net interest earned on tax-exempt municipal bonds are not includable by shareholders as gross income for federal tax purposes because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item for shareholders.

   D Other -- Investment transactions are accounted for on the date the investments are purchased or sold, or the date that they mature.

   E Expense Reduction -- Investors Bank and Trust Company (IBT) serves as custodian of the Fund. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund maintains with IBT. Any significant credit balances used to reduce the Fund's custodian fee are reported as a reduction of expenses in the Statement of Operations.

   F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   G Interim Financial Information -- The interim financial statements relating to June 30, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distribution to Shareholders
   ----------------------------------------------------------------------------
   The net investment income of the Fund is determined daily, and all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Such dividends are paid monthly. Dividends are distributed in the forms of additional shares of the Fund, or, at the election of the shareholder, in cash.

3  Investment Adviser Fee and Other Transactions with Affiliates
   ----------------------------------------------------------------------------
   The investment adviser fee was earned by Eaton Vance Management (EVM) as compensation for management, investment advisory, and other services rendered to the

Eaton Vance Tax Free Reserves as of June 30, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


   Fund and is computed at the monthly rate of 1/24 of 1% (1/2 of 1% per annum) of the Fund's average monthly net assets. To enhance the net investment income of the Fund, EVM made a reduction of its fee in the amount of $57,528 for the six months ended June 30, 1997. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Certain of the officers and Trustees of the Trust are officers and directors/trustees of the above organizations.

4  Shares of Beneficial Interest
   ----------------------------------------------------------------------------
   The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

5  Line of Credit
   ----------------------------------------------------------------------------
   The Fund participates with other portfolios and funds managed by EVM and affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at the bank's base rate or at an amount above either the bank's adjusted certificate of deposit rate, Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The average daily loan balance for the six months ended June 30, 1997 was $152,928, and the average interest rate was 4.6%.

6  Purchases and Sales of Investments
   ----------------------------------------------------------------------------
   The Fund invests primarily in state and municipal debt securities. The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or municipality. Purchases and sales (including maturities) of investments aggregated $96,052,856 and $56,186,057, respectively.

Eaton Vance Tax Free Reserves as of June 30, 1997

INVESTMENT MANAGEMENT


Eaton Vance Tax Free Reserves

Officers

M. Dozier Gardner
President and Trustee

James B. Hawkes
Vice President and Trustee

William H. Ahern, Jr.
Vice President and
Portfolio Manager

Michael B. Terry
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary






Independent Trustees

Donald R. Dwight
President, Dwight Partners, Inc.
Chairman, Newspapers of New England, Inc.

Samuel L. Hayes, III
Jacob H. Schiff Professor of Investment
Banking, Harvard University Graduate School of Business Administration

Norton H. Reamer
President and Director, United Asset
Management Corporation

John L. Thorndike
Formerly Director, Fiduciary Company Incorporated

Jack L. Treynor
Investment Adviser and Consultant

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Advisor
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116

Transfer Agent
First Data Investor Services Group
Attention:  Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123

Independent Accountants
Coopers & Lybrand L.L.P.
One Post Office Square
Boston, MA 02109





Eaton Vance Tax Free Reserves
24 Federal Street
Boston, MA 02110

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This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------

                                                                     T-RSRC-8/97